Collateral and Contractual Commitments for the Acquisition of Property, Plant and Equipment, Loans to Customers and Other - Additional Information (Detail)
shares in Millions, R in Millions, $ in Millions
	6 Months Ended
	Jun. 30, 2020 USD ($) shares	Jun. 30, 2020 ZAR (R) shares	Jun. 30, 2020 ZAR (R)
Facilitation And Notional Vendor Funding [Member]
Disclosure of collateral and contractual commitments [line items]
Number Of Shares Settlement	65	65
Estimated obligation	$ 3,000		R 55,000
SABMiller [Member]
Disclosure of collateral and contractual commitments [line items]
Sale or issue of treasury shares for settlement of obligation	$ 491	R 86
SABMiller [Member] | Treasury shares [member]
Disclosure of collateral and contractual commitments [line items]
Number Of Shares Settlement	108	108
SABMiller [Member] | Sab Zenzele Holdings [Member]
Disclosure of collateral and contractual commitments [line items]
Percentage Of Obligations Due To Be Settled To The The Beneficiaries Of The Share Scheme	77.40%		77.40%
SABMiller [Member] | Sab Zenzele Holdings [Member] | Settlement To Be Made To The Beneficiaries Of The Share Scheme Due To Outbreak Of Pandemic [Member]
Disclosure of collateral and contractual commitments [line items]
Percentage Of Obligations Due To Be Settled To The The Beneficiaries Of The Share Scheme	22.60%		22.60%